UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2010

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.):  [  ] is a restatement.
				   [  ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:  Bainco International Investors
Address:  372 Washington Street
	  Wellesley, MA 02481

13F File Number:  28-7386

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: 	Robert Katz
Title: 	Partner
Phone:  617-536-0333
Signature, Place, and Date of Signing:

	Robert Katz	Wellesley, Massachusetts	November 12, 2010

Report Type  (Check only one.):

[x] 	13F Holdings Report.
[  ] 	13 F Notice.
[  ] 	13F Combination Report.

List of other managers reporting for this manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

FORM 13F SPECIAL ELECTRONIC FILING INSTRUCTIONS Continued

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:	0

Form 13F  Information Table Entry Total:  	74

Form 13F Information Table Value Total:  	$238,604,000

Bainco International Investors
September 30, 2010

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AECOM Technology Corp.         COM              00766t100     2613   107720 SH       SOLE                   107720
AT&T Inc                       COM              00206R102     3413   119332 SH       SOLE                   119332
Agnico-Eagle Mines LTD         COM              008474108     2440    34350 SH       SOLE                    34350
Apple Inc                      COM              037833100     5300    18680 SH       SOLE                    18680
Baker Hughes                   COM              057224107     4364   102450 SH       SOLE                   102450
Bank of America                COM              060505104     4395   335453 SH       SOLE                   335453
Baxter International Inc       COM              071813109     6248   130950 SH       SOLE                   130950
Berkshire Hathaway Cl B        COM              084670702      219     2650 SH       SOLE                     2650
Blackrock Inc.                 COM              09247X101     4363    25625 SH       SOLE                    25625
Bristol Myers Co               COM              110122108     4641   171200 SH       SOLE                   171200
CACI International Inc.        COM              127190304      860    19000 SH       SOLE                    19000
Capstone Turbine               COM              14067d102        8    11000 SH       SOLE                    11000
Chevron Texaco Corp.           COM              166764100      381     4697 SH       SOLE                     4697
Cisco Systems Inc              COM              17275R102     4575   208923 SH       SOLE                   208923
Citigroup Inc                  COM              172967101      223    57161 SH       SOLE                    57161
Consumer Discretionary Sector  COM              81369y407      210     6285 SH       SOLE                     6285
Covidien Plc                   COM              g2554f105     3859    96037 SH       SOLE                    96037
Darden Restaurants Inc.        COM              237194105     6186   144600 SH       SOLE                   144600
Elan Corporation               COM              284131208      158    27450 SH       SOLE                    27450
Energy Select Sector SPDR      COM              81369y506     5008    89340 SH       SOLE                    89340
Exxon Mobil Corp               COM              30231g102      740    11979 SH       SOLE                    11979
General Electric               COM              369604103      349    21505 SH       SOLE                    21505
Hess Corp                      COM              42809H107      479     8100 SH       SOLE                     8100
Honeywell International Inc.   COM              438516106     5333   121375 SH       SOLE                   121375
IBM                            COM              459200101     3457    25775 SH       SOLE                    25775
Intel Corporation              COM              458140100      549    28569 SH       SOLE                    28569
JP Morgan Chase                COM              46625h100     5988   157324 SH       SOLE                   157324
Johnson & Johnson              COM              478160104    22370   361040 SH       SOLE                   361040
Juniper Networks Inc           COM              48203r104      955    31450 SH       SOLE                    31450
Kohl's Corporation             COM              500255104     2728    51785 SH       SOLE                    51785
Kulicke & Soffa Industries     COM              501242101       89    14400 SH       SOLE                    14400
Lowes Companies                COM              548661107     3274   146900 SH       SOLE                   146900
Market Vectors JR Gold Miners  COM              57060u589      387    11595 SH       SOLE                    11595
Materials Select Sector SPDR   COM              81369y100     3323   101375 SH       SOLE                   101375
Maxim Integrated Prods.        COM              57772K101     1028    55560 SH       SOLE                    55560
Merck                          COM              58933y105      278     7551 SH       SOLE                     7551
Microsoft Corp                 COM              594918104     7027   286945 SH       SOLE                   286945
Mobilepro Corp.                COM              60742e205        0   300000 SH       SOLE                   300000
Morgan Stanley Chinese Renminb COM              61747w257      207     5100 SH       SOLE                     5100
Motorola Inc                   COM              620076109     2788   326900 SH       SOLE                   326900
Nortel Networks Corp           COM              656568508        1    24000 SH       SOLE                    24000
Northern Trust Corp            COM              665859104     4964   102900 SH       SOLE                   102900
Occidental Petroleum Corp      COM              674599105     4154    53057 SH       SOLE                    53057
Office Depot                   COM              676220106       76    16500 SH       SOLE                    16500
Oracle Corporation             COM              68389X105     4776   177875 SH       SOLE                   177875
Orthometrix Inc.               COM              68750M100        0   127265 SH       SOLE                   127265
Pfizer Inc                     COM              717081103     6010   350025 SH       SOLE                   350025
Philip Morris International    COM              718172109     3793    67700 SH       SOLE                    67700
Procter & Gamble Co            COM              742718109     5616    93650 SH       SOLE                    93650
Progressive Corp               COM              743315103     2898   138850 SH       SOLE                   138850
Qualcomm                       COM              747525103     4544   100712 SH       SOLE                   100712
RF Micro Devices Inc.          COM              749941100     1816   295690 SH       SOLE                   295690
Raytheon Co                    COM              755111507     5342   116875 SH       SOLE                   116875
S&P 500 Depository Receipt (Sp COM              78462F103     1833    16065 SH       SOLE                    16065
Supertex Inc                   COM              868532102      277    12500 SH       SOLE                    12500
TJX Companies Inc              COM              872540109     6495   145525 SH       SOLE                   145525
Total Fina SA Sponsored ADR    COM              89151E109     3940    76350 SH       SOLE                    76350
Tyler Technologies Inc.        COM              902252105    25927  1286081 SH       SOLE                  1286081
Union Pacific Corp             COM              907818108     8076    98725 SH       SOLE                    98725
Vanguard Emerging Markets Stoc COM              922042858      337     7415 SH       SOLE                     7415
Vanguard European Stock ETF    COM              922042874      363     7450 SH       SOLE                     7450
Vanguard FTSE All-World Ex-US  COM              922042775     7357   162056 SH       SOLE                   162056
Vanguard Pacific Stock ETF     COM              922042866      684    12700 SH       SOLE                    12700
Vanguard Small Cap ETF         COM              922908751      214     3380 SH       SOLE                     3380
Vanguard Total Stock Mkt ETF   COM              922908769      602    10320 SH       SOLE                    10320
Visa, Inc                      COM              92826c839     5888    79287 SH       SOLE                    79287
Wal-Mart Stores                COM              931142103     4978    93015 SH       SOLE                    93015
Wisdom Tree China Yuan Fund    COM              97717w182      305    12000 SH       SOLE                    12000
Wisdomtree India Earnings Fund COM              97717w422      224     8500 SH       SOLE                     8500
iShares Dow Jones US Total Mar COM              464287846      262     4580 SH       SOLE                     4580
iShares FTSE China 25 Index Fu COM              464287184      201     4700 SH       SOLE                     4700
iShares MSCI Emerging Markets  COM              464287234     3817    85250 SH       SOLE                    85250
iShares MSCI Taiwan Index Fund COM              464286731      168    12400 SH       SOLE                    12400
iPath S&P 500 Vix Short Term F                  06740c527     1849 106950.00SH       SOLE                106950.00